Acquisitions (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jan. 06, 2014
Business Combinations [Abstract]
Business Combination, Contingent Consideration Arrangements, Description		The contingent consideration arrangement requires the Company to pay IntegenX a percentage of revenues, on a sliding scale up to 20%, should certain revenue targets be achieved in 2014, 2015 and 2016. We estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%.
Business Combination, Contingent Consideration Arrangements, Change in Range of Outcomes, Contingent Consideration, Liability, Valuation Technique		We estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model based on key assumptions including annual revenues ranging from $4.0 million to $9.9 million and a discount rate of 14%
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low	$ 4,000,000	$ 4,000,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	9,900,000	9,900,000
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Key Assumptions, Discount Rate		14.00%
Business Acquisition, Transaction Costs			140,000
Other Selling, General and Administrative Expense	$ 0	$ 95,000
Business Acquisition, Pro Forma Information, Description		The results of the Apollo Business for the three and six months ended June 30, 2013, are based on the actual historic quarterly allocations of the Abbreviated Financial Statements prepared for the year ended December 31, 2013, and for the three and six months ended June 30, 2014, are based on the Company's results of operations, adjusted for estimated operating expenses in the five days prior to the acquisition. The pro forma financial information for all periods presented also includes the removal of direct acquisition-related costs, the additional charges for interest expense on acquisition-related borrowing, and the actual depreciation and amortization that would have been charged assuming the fair value adjustments to property and equipment and intangible assets had been applied as of January 1, 2013.